Fees Summary	Dec. 09, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 424,269,000.00
Previously Paid Amount	0.00
Total Fee Amount	58,591.55
Total Offset Amount	0.00
Net Fee	58,591.55
Narrative - Max Aggregate Offering Price	$ 424,269,000.00
Final Prospectus	true